Label	Element	Value
Salt High truBeta™ US Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
Salt High truBetaTM US Market ETF (SLT)

(formerly known as the Salt truBeta High Exposure ETF)

(the “Fund”)

November 1, 2018

Supplement to the

Summary Prospectus
 dated May 9, 2018

Effective immediately, the name of the Fund and its underlying index have been changed as follows:

Old Name	New Name
Salt truBetaTM High Exposure ETF	Salt High truBetaTM US Market ETF
Salt truBetaTM High Exposure Index	Salt High truBetaTM US Market Index

All other aspects of the Fund and its underlying index described in the Summary Prospectus, other than their names, remain unchanged. All references in the Summary Prospectus to the old names are revised to refer to the new names.

Please retain this Supplement with your Summary Prospectus for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Salt High truBeta™ US Market ETF